Business Combinations and Divestitures	12 Months Ended
Dec. 31, 2022
Business Combinations and Divestitures
Business Combinations and Divestitures

Section D — Invested Capital

This section highlights our non-current assets including investments that form the basis of our operating activities. Additions to invested capital include separate asset acquisitions or business combinations. Further, we disclose information about purchase obligations and capital contributions.

(D.1)   Business Combinations and Divestitures

y Measuring Non-Controlling Interests and Allocation of Consideration Transferred

We decide for each business combination whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. We classify costs related to executing business combinations as general and administration expense.

In our accounting for business combinations, judgment is required in determining whether an intangible asset is identifiable and whether it should be recorded separately from goodwill. Additionally, estimating the acquisition-date fair values of the identifiable assets acquired and liabilities assumed involves considerable judgment. The necessary measurements are based on information available on the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management. These judgments, estimates, and assumptions can materially affect our financial position and profit for several reasons, including the following:

–      Fair values assigned to assets subject to depreciation and amortization affect the amounts of depreciation and amortization to be recorded in operating profit in the periods following the acquisition.

–      Subsequent negative changes in the estimated fair values of assets may result in additional expense from impairment charges.

–      Subsequent changes in the estimated fair values of liabilities and provisions may result in additional expense (if increasing the estimated fair value) or additional income (if decreasing the estimated fair value).

We acquire businesses in specific areas of strategic interest to us, particularly to broaden our product and service portfolio.

2022 Acquisitions

In 2022, we closed the acquisition of Taulia Inc., San Francisco, California (USA) (“Taulia”) and of INNAAS srl, Rome (Italy).

Taulia Acquisition

On January 27, 2022, SAP announced its intent to acquire a majority stake of Taulia (see Note (G.9) for SAP’s current shareholding percentage), a leading provider of cloud-based working capital management solutions. The acquisition closed on March 9, 2022, following satisfaction of customary closing conditions and regulatory approvals; the operating results and the assets and liabilities are reflected in our consolidated financial statements starting on that date.

The acquisition is expected to further expand SAP’s business network capabilities and strengthen SAP’s solutions for the CFO office.

Consideration transferred amounted to €705 million.

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Taulia, as at the acquisition date:

Taulia Acquisition: Recognized Assets and Liabilities

€ millions
Intangible assets	157
Other identifiable assets	59
Total identifiable assets	216
Other identifiable liabilities	88
Total identifiable liabilities	88
Total identifiable net assets	128
Goodwill	577
Total consideration transferred	705

Prior to December 31, 2022, we completed our accounting assessment relating to the supply chain financing (SCF) transactions offered by Taulia. Based on the setup of the compartments and series in which the SCF receivables and liabilities are siloed and based on the related contractual and founding agreements, we concluded we do not control the receivables and liabilities resulting from the SCF activities under IFRS 10.Thus, we do not include the respective items in our balance sheet and do not show cash flows linked to the SCF transactions in investing/financing cash flow.

As we are still obtaining the information necessary to identify and measure mainly tax-related assets and liabilities, the initial accounting for the Taulia business combination is still incomplete in that regard.

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

Taulia goodwill was attributed to expected synergies from the acquisition, particularly in the following areas:

–Cross-selling to existing SAP customers across all regions, using SAP’s sales organization

–Further expanding SAP’s business network capabilities and strengthening SAP’s solutions for the CFO office

–Creating new offerings by combining Taulia products and SAP products

–Improving profitability in Taulia sales and operations

The allocation of the goodwill resulting from the Taulia acquisition to our operating segments depends on how our operating segments actually benefit from the synergies of the Taulia business combination. For more information, see Note (D.2).

Impact of the Business Combination on Our Financial Statements

The amounts of revenue and profit or loss of the Taulia business acquired in 2022 since the acquisition date were included in our Consolidated Income Statement for 2022 as follows:

Taulia Acquisition: Impact on SAP’s Financials

€ millions	2022	Contribution of
	as Reported	Taulia
 Revenue	30,871	59
 Profit after tax	1,708	-38

Had Taulia been consolidated as at January 1, 2022, our revenue and profit after tax for 2022 would not have been materially different.

2022 Divestitures

On August 17, 2022, SAP and Francisco Partners (FP) announced that FP had signed a definitive agreement with SAP America, Inc. under which FP would acquire SAP Litmos from SAP. The transaction closed on December 1, 2022, following satisfaction of applicable regulatory and other approvals.

The disposal gain of €175 million is included in Other operating income/expense, net.

2021 Acquisitions

In 2021, we closed the acquisition of Signavio GmbH, Berlin (Germany) (“Signavio”) and of Clarabridge, Inc., Reston, Virginia (USA) (“Clarabridge”). Measurement period adjustments relating to our 2021 acquisitions have resulted in changes to our 2021 figures (mainly goodwill and tax assets/liabilities).

Signavio Acquisition

In January 2021, SAP announced it had entered into an agreement to acquire Signavio, a leader in the enterprise business process intelligence and process management space that enables companies to understand, improve, transform, and manage all their business processes quickly and at scale.

The purchase price was €949 million. The transaction closed on March 5, 2021, following satisfaction of regulatory and other approvals. The Signavio operating results and assets and liabilities are reflected in our consolidated financial statements starting on that date.

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Signavio, as at the acquisition date:

Signavio Acquisition: Recognized Assets and Liabilities

€ millions
Intangible assets	255
Other identifiable assets	73
Total identifiable assets	328
Other identifiable liabilities	108
Total identifiable liabilities	108
Total identifiable net assets	220
Goodwill	729
Total consideration transferred	949

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

Signavio goodwill was attributed to expected synergies from the acquisition, particularly in the following areas:

–	Cross-selling opportunities to existing SAP customers across all regions, using SAP’s sales organization
–

The acquisition of Signavio complements SAP's business process intelligence offerings and will help create new offerings by combining Signavio products and SAP products, but is also expected to result, for example, in increased SAP S/4HANA and RISE with SAP sales.

–	Improved profitability in Signavio sales and operations

The allocation of the goodwill resulting from the Signavio acquisition to our operating segments depends on how our operating segments actually benefit from the synergies of the Signavio business combination.

Clarabridge Acquisition

On October 1, 2021 (after receipt of required regulatory approvals and satisfaction or waiver of other customary closing conditions), Qualtrics completed its previously announced acquisition of Clarabridge, a customer experience management software company headquartered in Reston, Virginia, USA, pursuant to an Agreement and Plan of Reorganization and Merger. The number of Qualtrics class A common stock issued to the sellers was fixed based on a valuation of US$1,125 million (subject to certain adjustments) – the assumed Qualtrics share price was US$37.33. The actual consideration transferred (mainly in shares valued at the acquisition date fair value of the common stock) amounted to US$1,298 million (€1,116 million). This includes €910 million of issued shares, €115 million of assumed awards, and €91 million of cash paid.

Qualtrics has (1) assumed, amended, and restated Clarabridge stock plans, and (2) converted the assumed options to purchase shares of Clarabridge stock outstanding into corresponding Qualtrics options. Qualtrics has granted equity incentive awards to certain continuing employees of Clarabridge and its subsidiaries under its own Qualtrics equity plan at Qualtrics’ sole discretion.

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Clarabridge, as at the acquisition date:

Clarabridge Acquisition: Recognized Assets and Liabilities

€ millions
Intangible assets	218
Other identifiable assets	84
Total identifiable assets	302
Other identifiable liabilities	107
Total identifiable liabilities	107
Total identifiable net assets	195
Goodwill	921
Total consideration transferred	1,116

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

The Clarabridge goodwill consists largely of the synergies that SAP expects to achieve from combining the acquired assets and operations with its existing operations, especially in its Qualtrics subsidiary.

Impact of Business Combinations on Our Financial Statements

The amounts of revenue and profit or loss of the Signavio and Clarabridge businesses acquired in 2021 since the acquisition date are included in the 2021 consolidated income statements as follows:

2021 Acquisitions: Impact on SAP’s Financials (Signavio and Clarabridge)

€ millions	2021	Contribution of 2021 Acquisitions
	as Reported
 Revenue	27,842	70
 Profit after tax	5,376	-89

Had the acquired entities been consolidated as at January 1, 2021, our 2021 revenue and profit after tax would not have been materially different.

2021 Divestitures

On April 13, 2021, SAP and investment company Dediq GmbH, Munich (Germany) (“Dediq”) announced that they had agreed to enter into a partnership in the area of financial services. Following the close of the transaction in September 2021 (after satisfaction of all closing conditions including regulatory approvals), SAP and Dediq jointly own the new SAP Fioneer entity (with SAP owning a minority share).

SAP and SAP Fioneer have executed transition service and go-to-market agreements, among others.

The disposal gain relating to the transfer of the business (predominantly IP and employees) was included in Other operating income/expense, net (€77 million).

2020 Acquisitions

On November 4, 2020, we concluded the acquisition of 100% of the shares of Emarsys eMarketing Systems AG, Vienna (Austria) (“Emarsys”), following satisfaction of applicable regulatory and other approvals.

The operating results and assets and liabilities of Emarsys are reflected in our consolidated financial statements from November 4, 2020, onwards.

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

Emarsys goodwill is attributed to expected synergies from the acquisition, particularly in the following areas:

–Cross-selling opportunities to existing SAP customers across all regions, using SAP’s sales organization

–Emarsys offerings complementing the existing SAP Customer Experience solutions

–Improved profitability in Emarsys sales and operations

2020 Divestitures

On May 5, 2020, SAP and Sinch AB, Stockholm (Sweden) (“Sinch”) announced that they had entered into a definitive agreement for Sinch to acquire the SAP Digital Interconnect business. The business sold (which was a non-reportable segment to SAP) consisted of several SAP subsidiaries as well as assets transferred from certain SAP entities. The initial cash purchase price was €225 million (on a cash-free, debt-free basis). The disposal gain of €194 million was included in Other operating income/expense, net.

The transaction closed on November 1, 2020, following satisfaction of applicable regulatory and other approvals.